Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility		$ 192,930	$ 161,932	$ 155,550
Amount outstanding	$ 539,535	539,535	485,450
Long-term debt	1,197,583	1,197,583	1,142,002
Investment in affiliates	204,808	204,808	170,607
Loan portion	16,474	16,474	7,791
Loan portion	16,474	16,474	7,791
Cash consideration		163,791	362,339	288,906
Equity method investment income		18,436	2,000	$ 0
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							47.50%
Number of vessels acquired						10
Estimated maximum potential loss		15,764	13,414
Investment in affiliates	5,498	5,498	4,935				$ 4,750
Equity method investment income		$ 732	644
Preferred distribution percentage		12.70%
Profit sharing arrangement		On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation as follows: - First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans I and the Navios Revolving Loans I; and - Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan I holder and (ii) the holders of the Navios Term Loans I. The Navios Term Loan I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that the Company is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I based on the following: - the power to direct the activities that most significantly impact the economic performance of Navios Europe I are shared jointly between (i) Navios Holdings, Navios Acquisition and Navios Partners and (ii) and the Junior Loan I holder; and - while Navios Europe I's residual is shared on an 80%/20% basis, respectively, between (i) the Junior Loan I holder and (ii) Navios Holdings, Navios Acquisition and Navios Partners, the Junior Loan I holder is exposed to a substantial portion of Navios Europe I's risks and rewards.
Unamortized difference of investment	5,386	$ 5,386	6,063				$ 6,763
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion	8,523	8,523	7,791
Loan portion	7,125	7,125	7,125
Accrued interest on loan to affiliate	$ 1,743	$ 1,743	$ 688
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							47.50%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							5.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity						$ 24,100
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Long-term debt						$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage					47.50%
Number of vessels acquired	14	14
Estimated maximum potential loss		$ 15,867
Investment in affiliates	$ 7,342	7,342			$ 6,650
Loan portion	7,952	7,952
Cash consideration	145,550
Equity method investment income		$ 625
Preferred distribution percentage		18.00%
Profit sharing arrangement		On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 18.0% preferred distribution on the Navios Term Loans II and the Navios Revolving Loans II; and Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan II holder and (ii) the holders of the Navios Term Loans II.
Unamortized difference of investment	8,895	$ 8,895			$ 9,419
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility	131,550
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion	7,327	7,327
Accrued interest on loan to affiliate	573	573
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount	182,150	182,150
Debt instrument fair value	99,147	99,147
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage					47.50%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage					5.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity	38,500	38,500
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Long-term debt	$ 14,000	$ 14,000